Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting on Form 10-Q. These financial statements do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements and related notes included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the financial position, results of operations, and cash flows have been included. The condensed consolidated balance sheet as of December 31, 2025 was derived from the audited consolidated financial statements as of that date. The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results expected for the full year ending December 31, 2026.

All amounts in these unaudited condensed consolidated financial statements are presented in thousands of U.S. dollars, except per share data and share counts, unless otherwise noted.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulation of the Securities and Exchange Commission (the “SEC”) for reporting on Form 10-K and are presented in US dollars. The accompanying consolidated financial statements reflect all adjustments that management considers necessary for a fair presentation of the results of operations for these periods.

Going Concern

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred recurring operating losses since inception and has not yet generated consistent positive cash flows from operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

As of June 30, 2026, the Company had cash and cash equivalents of $5,267 and an accumulated deficit of $35,433. Total current liabilities of $162,037 exceeded total current assets of $136,384, resulting in a working capital deficit of $25,653. Included within current liabilities is $16,394 of contingent consideration arising from the acquisitions of 42 Telecom and Telvantis. Pursuant to the terms of the respective acquisition agreements, the contingent consideration obligations are expected to be settled through the issuance of shares of the Company’s common stock upon achievement of specified performance conditions. Accordingly, the contingent consideration does not represent a cash funding requirement of the Company. Excluding contingent consideration, the working capital deficit was $9,259 as of June 30, 2026. The Company does not have any significant long-term debt maturities within the evaluation period and is not in breach of any financial covenants.

For the three and six months ended June 30, 2026, the Company generated total revenues of $318,278 and $646,790, respectively, compared to $0 for the three months and six months ended June 30, 2025. The increase in revenue is attributable to the post-acquisition consolidation of 42 Telecom and Telvantis, both of which contributed telecommunications service revenue during the quarter. The Company reported a net income of $7,387 for the three months ended June 30, 2026, driven primarily by a non-cash gain of $9,886 from the change in fair value of contingent consideration. For the six months ended June 30, 2026, the Company reported a net loss of $2,018, reflecting a net non-cash gain of $3,972 from the change in fair value of contingent consideration, comprising a $9,886 gain recognized during the second quarter that was more than offset by a $5,914 charge recognized earlier in the year. Net cash used in operating activities was $1,555 for the six months ended June 30, 2026, compared to $481 for the six months ended June 30, 2025.

Although management expects continued revenue generation from 42 Telecom and Telvantis, current cash and cash equivalents on hand may not be sufficient to fund operations.

To date, the Company has funded operations primarily through the sale of equity securities and advances from related parties. The Company’s ability to continue as a going concern is dependent upon generating sufficient cash flows from operations, securing additional capital through the issuance of equity or debt, and ultimately achieving profitable operations. Management continues to explore financing options, including private placements and strategic investment arrangements, while moderating discretionary expenditures to preserve liquidity. On July 17, 2026, the Company publicly filed a Registration Statement on Form S-1 with the Securities and Exchange Commission for a proposed underwritten public offering of its common stock in connection with its planned listing on The Nasdaq Capital Market. There can be no assurance that the offering will be completed, that the Company’s Nasdaq listing application will be approved, or that sufficient proceeds will be raised on terms favorable to the Company, or at all. In addition, 42 Telecom and Telvantis maintain a Master Participation Agreement with Fasanara Securitisation S.A. pursuant to which Fasanara provides funding against a specified percentage of trade receivables arising from telecommunications services, providing the Company with access to working capital liquidity against its receivables base. The Company intends to continue utilizing this arrangement to support near-term operating cash needs. There can be no assurance that such financing or operational success will be achieved on terms favorable to the Company, or at all. Accordingly, the accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred recurring operating losses from operations since inception and has not yet generated consistent positive cash flows from operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

As of December 31, 2025, the Company had cash and cash equivalents of $2,087,400 and an accumulated deficit of $(33,415,041). Total current liabilities of $102,018,696 exceeded total current assets of $59,451,611, resulting in a working capital deficit of $(42,567,085). Included within current liabilities is $34,838,484 of contingent consideration arising from the acquisitions of 42 Telecom and Telvantis. Pursuant to the terms of the respective acquisition agreements, the contingent consideration obligations are expected to be settled through the issuance of shares of the Company’s common stock upon achievement of specified performance conditions. Accordingly, the contingent consideration does not represent a cash funding requirement of the Company. Excluding contingent consideration, the working capital deficit was $ (7,728,601) as of December 31, 2025. The Company does not have any significant long-term debt maturities within the evaluation period and is not in breach of any financial covenants.

For the year ended December 31, 2025, the Company generated total revenues of $21,839,868, compared to $0 for the year ended December 31, 2024. The increase in revenue is attributable to the post-acquisition consolidation of 42 Telecom, which contributed telecommunications service revenue beginning August 1, 2025. Telvantis was acquired on December 31, 2025 and accordingly contributed no revenues to the consolidated results of operations and comprehensive income (loss) for the year ended December 31, 2025. The Company reported net income of $918,355 for the year ended December 31, 2025, which includes a non-cash gain of $3,387,266 from the change in fair value of contingent consideration. Excluding this non-cash item, the Company incurred a loss from operations of $(2,468,911) for the year ended December 31, 2025. Net cash used in operating activities was $(1,487,560) for the year ended December 31, 2025.

Although management expects continued revenue generation from 42 Telecom and Telvantis, current cash and cash equivalents on hand may not be sufficient to fund operations.

To date, the Company has funded operations primarily through the sale of equity securities and advances from related parties. The Company’s ability to continue as a going concern is dependent upon generating sufficient cash flows from operations, securing additional capital through the issuance of equity or debt, and ultimately achieving profitable operations. Management continues to explore financing options, including private placements and strategic investment arrangements, while moderating discretionary expenditures to preserve liquidity. In addition, 42 Telecom and Telvantis maintain a Master Participation Agreement with Fasanara Securitisation S.A. pursuant to which Fasanara provides funding against a specified percentage of trade receivables arising from telecommunications services, providing the Company with access to working capital liquidity against its receivables base. The Company intends to continue utilizing this arrangement to support near-term operating cash needs. There can be no assurance that such financing or operational success will be achieved on terms favorable to the Company, or at all. Accordingly, the accompanying audited consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

Risks and Uncertainties

The Company faces certain risks and uncertainties that could have a material impact on its operations, financial position, results of operations, and cash flows. These include, but are not limited to, the following:

Limited operating history and profitability: The Company has a limited operating history in its current line of business and has not yet achieved sustained profitability. Although the acquisitions of 42 Telecom and Telvantis introduced the Company’s initial revenue streams, the Company continues to depend on external financing to fund operations and there can be no assurance that it will achieve or sustain profitability in the future.

Integration and acquisition risks: The Company completed two significant acquisitions during 2025 — 42 Telecom, which closed on August 1, 2025, and Telvantis, which closed on December 31, 2025. The successful integration of both acquired businesses continues to involves significant operational, financial, and management challenges, including the coordination of personnel, technology platforms, customer relationships, and financial reporting processes across multiple jurisdictions. Failure to integrate these businesses effectively, or to realize the anticipated benefits of either acquisition, could adversely affect the Company’s financial condition, results of operations, and cash flows.

Market and economic conditions: The Company’s business and financial performance are affected by general economic and business conditions in the United States and globally, including changes in inflation, interest rates, capital-market liquidity, and access to financing. Adverse macroeconomic trends or recessionary conditions could reduce demand for technology and telecommunications services and have a material adverse effect on the Company’s results and cash flows. The United States and global markets continue to experience volatility and disruption following geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the Israel-Hamas conflict, and resulting sanctions, trade restrictions, and market disruptions could adversely affect the Company’s operations or its future capital-raising activities. Furthermore, changes to policy implemented by the U.S. Congress or the current or any future administration may impact, among other things, the U.S. and global economy, international trade relations, taxation, the U.S. regulatory environment, and inflation. The Company has not been materially affected by these conflicts or related tariffs to date.

Foreign exchange and geopolitical risks: The Company conducts a substantial portion of its operations internationally through 42 Telecom and its subsidiaries, whose functional currencies include the Euro, Swedish Krona, and British Pound. The Company is therefore exposed to foreign currency fluctuations that affect the translation of foreign-denominated revenues, expenses, assets, and liabilities into U.S. dollars. In addition, geopolitical instability, trade restrictions, sanctions, and regional conflicts in the markets in which the Company operates could disrupt operations, increase costs, or adversely affect reported financial results and cash flows.

Technological change and competitive pressures: The Company operates in industries characterized by rapid technological innovation and evolving customer demands. Failure to anticipate or adapt to such changes could render the Company’s technologies or products less competitive or obsolete. The Company competes with organizations that possess significantly greater financial, technical, and marketing resources than the Company currently has.

Operational and cybersecurity risks: The Company’s operations may be affected by supply-chain disruptions, cybersecurity threats, data-privacy and data-protection requirements across multiple jurisdictions, and other operational risks inherent in the telecommunications and technology industries. A cybersecurity incident, systems failure, or data breach could result in significant liability, regulatory penalties, reputational harm, and material disruption to the Company’s operations and customer relationships.

Management continuously monitors these risk factors and may implement mitigation strategies, including management of foreign-currency exposures, diversification of its customer and supplier base, cost management initiatives, and pursuit of additional capital resources. However, the effects of these risks and uncertainties cannot be predicted with certainty, and actual results may differ materially from management’s expectations.

Risks and Uncertainties

The Company faces certain risks and uncertainties that could have a material impact on its operations, financial position, results of operations, and cash flows. These include, but are not limited to, the following:

Limited operating history and profitability: The Company has a limited operating history in its current line of business and has not yet achieved profitability. Although the acquisition of 42 Telecom on August 1, 2025 introduced the Company’s initial revenue streams, the Company continues to depend on external financing to fund operations and there can be no assurance that it will achieve or attain profitability in the future.

Integration and acquisition risks. The Company completed two significant acquisitions during 2025 — 42 Telecom, which closed on August 1, 2025 and contributed revenues during the year, and Telvantis, which closed on December 31, 2025 and accordingly its operations are not reflected in the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2025. The successful integration of both acquired businesses involves significant operational, financial, and management challenges, including the coordination of personnel, technology platforms, customer relationships, and financial reporting processes across multiple jurisdictions. Failure to integrate these businesses effectively, or to realize the anticipated benefits of either acquisition, could adversely affect the Company’s financial condition, results of operations and cash flows.

Market and economic conditions: The Company’s business and financial performance are affected by general economic and business conditions in the United States and globally, including changes in inflation, interest rates, capital-market liquidity, and access to financing. Adverse macroeconomic trends or recessionary conditions could reduce demand for technology and telecommunications services and have a material adverse effect on the Company’s results and cash flows. The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets. Furthermore, changes to policy implemented by the U.S. Congress or the current or any future administration may impact, among other things, the U.S. and global economy, international trade relations, unemployment, immigration, healthcare, taxation, the U.S. regulatory environment, inflation and other areas. Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s operations or its future capital-raising activities. The Company has not been materially affected by these conflicts or related tariffs to date.”

Foreign exchange and geopolitical risks: The Company conducts a substantial portion of its operations internationally through 42 Telecom and its subsidiaries, whose functional currencies include the Euro, Swedish Krona, and British Pound. The Company is therefore exposed to foreign currency fluctuations that affect the translation of foreign-denominated revenues, expenses, assets, and liabilities into U.S. dollars. In addition, geopolitical instability, trade restrictions, sanctions, and regional conflicts in the markets in which the Company operates could disrupt operations, increase costs, or adversely affect reported financial results and cash flows.

Technological change and competitive pressures: The Company operates in industries characterized by rapid technological innovation and evolving customer demands. Failure to anticipate or adapt to such changes could render the Company’s technologies or products less competitive or obsolete. The Company competes with organizations that possess significantly greater financial, technical, and marketing resources than the Company currently has.

Operational and cybersecurity risks: The Company’s operations may be affected by supply-chain disruptions, cybersecurity threats, data-privacy and data-protection requirements across multiple jurisdictions, and other operational risks inherent in the telecommunications and technology industries. A cybersecurity incident, systems failure, or data breach could result in significant liability, regulatory penalties, reputational harm, and material disruption to the Company’s operations and customer relationships.

Management continuously monitors these risk factors and may implement mitigation strategies, including management of foreign-currency exposures, diversification of its customer and supplier base, cost management initiatives, and pursuit of additional capital resources. However, the effects of these risks and uncertainties cannot be predicted with certainty, and actual results may differ materially from management’s expectations.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and the following subsidiaries from their respective dates of acquisition:

●	Spectral Holdings, Inc. (wholly owned, from August 29, 2024);
●	Noot Holdings, Inc. (60% owned, from February 28, 2013);
●	Monitr Holdings, Inc. (60% owned, from December 1, 2013);
●	42 Telecom Ltd. and its wholly owned subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — each wholly owned by Spectral from August 1, 2025; and
●	Telvantis Voice Services, Inc. and its wholly owned subsidiaries — Phonetime, Inc. (U.S.) and Matchcom Telecommunications, Inc. (U.S.) — wholly owned by Spectral from December 31, 2025.

All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and the following subsidiaries from their respective date of acquisition:

●	Spectral Holdings, Inc. (wholly owned, from August 29, 2024);
●	Noot Holdings, Inc. (60% owned, from February 28, 2013);
●	Monitr Holdings, Inc. (60% owned, from November 26, 2013);
●	42 Telecom and its wholly owned subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — each wholly owned by Spectral from August 1, 2025; and
●	Telvantis Voice Services, Inc. and its wholly owned subsidiaries — Phonetime, Inc. (U.S.) and Matchcom Telecommunications, Inc. (U.S.).

All intercompany accounts and transactions have been eliminated in consolidation. Refer to Note 1 for further description of the Company’s acquisitions. In May 2025, the Company entered into a settlement agreement with former Chairman Sean Michael Brehm and affiliated entities to rescind all prior acquisitions and planned collaborations, including Node Nexus Network and related entities. Refer to Note 11 for further detail.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. The Company follows the three-level fair value hierarchy established under U.S. GAAP, which maximizes the use of observable inputs and minimizes the use of unobservable inputs:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, contract assets, accounts receivable — related party, prepaid expenses and other current assets, other receivables, related party receivables and advances, accounts payable and accrued liabilities, contract liabilities, financing liabilities arising from the Company’s receivables participation arrangements, amounts due to related parties, and deferred tax liabilities recognized in connection with business combinations. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these unaudited condensed consolidated financial statements. The Company’s operating lease liability and right-of-use asset are recorded based on the present value of future lease payments discounted at the rate implicit in the lease or the Company’s incremental borrowing rate, in accordance with ASC 842, Leases.

The Company measures certain assets and liabilities at fair value on a nonrecurring basis, including assets acquired and liabilities assumed in business combinations, and property, plant and equipment and intangible assets written down to fair value when determined to be impaired. The Company also measures certain liabilities at fair value on a recurring basis. The contingent consideration liabilities recorded in connection with the acquisitions of 42 Telecom and Telvantis are remeasured to fair value each reporting period, with changes recognized in earnings, and are classified as Level 3. The fair value of these liabilities is determined using a Monte Carlo simulation incorporating a Black-Scholes framework and a discount for lack of marketability determined using a Black-Scholes put option model. See Note 4 — Fair Value Measurements for further details.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. The Company follows the three-level fair value hierarchy established under U.S. GAAP, which maximizes the use of observable inputs and minimizes the use of unobservable inputs:

Level 1	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	Unobservable inputs which are supported by little or no market activity.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, contract assets, accounts receivable- related party, prepaid expense and other current assts, other receivables, related party receivables and advances, accounts payable and accrued liabilities, contract liabilities, financing liabilities arising from the Company’s receivables participation arrangements, amounts due to related parties, and deferred tax liabilities recognized in connections with business combinations. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements. The Company’s operating lease liability and right-of-use asset are recorded based on the present value of future lease payments discounted at the rate implicit in the lease or the Company’s incremental borrowing rate, in accordance with ASC (Accounting Standards Codification) 842, Leases.

The Company measures certain assets and liabilities at fair value on a nonrecurring basis, including assets acquired and liabilities assumed in business combinations, and property, plant and equipment and intangible assets written down to fair value when held for sale or determined to be impaired.

The contingent consideration liabilities recorded in connection with the acquisitions of 42 Telecom and Telvantis are classified as Level 3 liabilities under the fair value hierarchy. The fair value of these liabilities is determined using a Monte Carlo simulation incorporating a Black-Scholes framework and a discount for lack of marketability determined using a Black-Scholes put option model. See Note 3 — Business Combinations and Note 4 — Fair Value Measurements for further details.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosures. Actual results could differ materially from those estimates. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

●	discount rate applied in determining right-of-use assets and operating lease liabilities;
●	allowances for income taxes, related valuation allowances, and uncertain tax positions;
●	recoverability of long-lived assets and their related estimated lives, including internally developed software and acquired intangible assets;
●	accrual of estimated liabilities;
●	evaluation of goodwill for impairment;
●	allowances for credit losses on accounts receivable and contract assets;
●	fair value of share-based compensation and equity issued for services; and
●	fair value of assets acquired and liabilities assumed in business combinations, including the identification, valuation, and estimated useful lives of acquired intangible assets, and the fair value of contingent consideration.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosures in financial statements and accompanying notes. Actual results could differ materially from those estimates. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

●	discount rate applied in determining right-of-use assets and operating lease liabilities;
●	allowances for income taxes, related valuation allowances, and uncertain tax positions;
●	recoverability of long-lived assets and their related estimated lives, including internally developed software and acquired intangible assets;
●	accruals for estimated liabilities;
●	evaluation of goodwill for impairment;
●	allowance for credit losses on accounts receivable and contract assets;
●	fair value of share-based compensation and equity issued for services and
●	fair value of assets acquired and liabilities assumed in business combinations, including the identification, valuation, and estimated useful lives of acquired intangible assets, and the fair value of contingent consideration.

Segment Reporting

Segment Reporting

The Company manages its operations as a single reportable segment — Telco Services — in accordance with ASC 280, Segment Reporting. The Company’s Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”) and regularly reviews consolidated revenues, cost of revenue, gross profit, selling general and administrative expenses, and wages and benefits to evaluate performance and allocate resources. The measure of segment profit or loss regularly reviewed by the CODM is consolidated net income (loss).

The Company identified two operating segments based on legal entity groupings — 42 Telecom and subsidiaries, and Telvantis and subsidiaries — and determined that both meet the aggregation criteria under ASC 280-10-50-11 based on similar nature of products and services, production processes, customer class, distribution methods, and regulatory environment, and are therefore presented as a single reportable segment. Spectral holds intellectual property assets and is developing AI infrastructure and IP monetization capabilities; these activities are at an early stage, do not currently generate revenue, and do not constitute a separately managed business with discrete financial information reviewed by the CODM, and are accordingly treated as unallocated corporate overhead. See Note 9 — Segment and Geographic Information for further details, including significant segment expenses regularly provided to the CODM and geographic revenue information.

Segment Reporting

The Company manages its operations as a single reportable segment — Telco Services — in accordance with ASC 280, Segment Reporting. The Company’s Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”) and regularly reviews consolidated revenues, cost of revenue, gross profit, selling general and administrative expenses, and wages and benefits to evaluate performance and allocate resources. The measure of segment profit or loss regularly reviewed by the CODM is consolidated net loss. The Company identified two operating segments based on legal entity groupings — 42 Telecom and subsidiaries, and Telvantis and subsidiaries — and determined that both meet the aggregation criteria under ASC 280-10-50-11 based on similar nature of products and services, production processes, customer class, distribution methods, and regulatory environment, and are therefore presented as a single reportable segment. Spectral holds intellectual property assets and is developing AI infrastructure and IP monetization capabilities; these activities are at an early stage, do not currently generate revenue, and do not constitute a separately managed business with discrete financial information reviewed by the CODM and are accordingly treated as unallocated corporate overhead. See Note 9 - Segment and Geographic Information for further details, including significant segment expenses regularly provided to the CODM and geographic revenue information.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less at the date of purchase, including certificates of deposit and money market funds that are readily convertible into known amounts of cash. The Company also maintains restricted cash representing collateral required in connection with its corporate credit card program. As of June 30, 2026 and December 31, 2025, the Company had restricted cash balances of $21 and $21, respectively. Restricted cash is excluded from cash and cash equivalents and is presented separately on the condensed consolidated balance sheets.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less at the date of purchase, including certificates of deposit and money market funds that are readily convertible into known amounts of cash. The Company also maintains restricted cash representing collateral required in connection with its corporate credit card program. As of December 31, 2025 and 2024, the Company had restricted cash balances of $21,174 and $0, respectively. Restricted cash is excluded from cash and cash equivalents and is presented separately on the consolidated balance sheets.

Concentration of Credit Risks and Significant Customers and Suppliers

Concentration of Credit Risks and Significant Customers and Suppliers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains its cash balances at financial institutions located in Malta, Sweden, the United Kingdom, and the United States. The balances located outside the United States are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or equivalent government deposit protection schemes in the respective jurisdictions. The Company has not experienced any losses on its cash balances to date.

For the three and six months ended June 30, 2026, the Company’s revenues were derived primarily from the international voice termination operations of Telvantis Voice Services, Inc. Three customers individually accounted for approximately 49%, 22%, and 21% of consolidated revenues, respectively, for the three months ended June 30, 2026, and approximately 49%, 23%, and 21% of consolidated revenues, respectively, for the six months ended June 30, 2026, collectively representing approximately 92% and 93% of consolidated revenues for the three and six months ended June 30, 2026, respectively. The loss of any one of these customers could have a material adverse effect on the Company’s results of operations and financial condition. The Company had no revenues for the three and six months ended June 30, 2025.

The Company’s cost of revenues is similarly concentrated among a limited number of voice termination suppliers. Three vendors individually accounted for approximately 49%, 22%, and 16% of consolidated cost of revenues, respectively, for the three months ended June 30, 2026, and approximately 49%, 23%, and 19% of consolidated cost of revenues, respectively, for the six months ended June 30, 2026, collectively representing approximately 87% and 91% of consolidated cost of revenues for the three and six months ended June 30, 2026, respectively. The Company had no cost of revenues for the three and six months ended June 30, 2025.

Where possible and commercially sensible, we attempt to mitigate our credit risk related to specific Telvantis Voice Services, Inc. customers by also buying services from the customer. Under certain circumstances, which we do not fully control, this can create an opportunity to offset our payables and receivables with the customer. If effectively implemented, we can continue to sell services to these customers while reducing our receivable exposure risk. When it is possible and practical to do so, we can attempt to increase our purchases from Telvantis Voice Services customers with receivable balances that exceed our applicable payables in order to maximize the mutually agreed offset and reduce our credit risk. While this is common practice in our industry, there is no guarantee or formal framework to suggest that such arrangements can be broadly expected or assumed to persist in the future as these arrangements appear only on a case-by-case basis, depending on various external variables outside of the company’s control.

The same counterparties that represent the Company’s largest customers can also represent its largest vendors, reflecting the nature of the international VoIP carrier business in which carriers act as both buyers and sellers of voice termination capacity depending on destination-specific routing economics. The Company presents accounts receivable and accounts payable with these counterparties on a gross basis in the condensed consolidated balance sheets in accordance with ASC 210-20-45, as the conditions necessary to offset — including a legally enforceable right of setoff and intent to settle net — have not been met with respect to these trade balances. The gross accounts receivable and accounts payable attributable to these reciprocal counterparties were approximately $119,508 and $98,637, respectively, as of June 30, 2026. Included within these amounts are $9,332 of accounts receivable and $3,679 of accounts payable attributable to Mexedia SpA and Mexedia DAC, related parties of the Company as described in Note 11 — Related Party Transactions.

Concentration of Credit Risks and Significant Customers and Suppliers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains its cash balances at financial institutions located in Malta, Sweden, the United Kingdom, and the United States. The balances located outside the United States are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or equivalent government deposit protection schemes in the respective jurisdictions. The Company has not experienced any losses on its cash balances to date.

For the year ended December 31, 2025, two customers each individually accounted for more than 10% of the Company’s consolidated revenues. Customer A accounted for approximately 35.7% of consolidated revenues, and Customer B, a related party of the Company, accounted for approximately 33.0% of consolidated revenues. See Note 11 — Related Party Transactions for further details regarding the Company’s transactions and balances with Customer B. Revenues for the year ended December 31, 2025 are derived solely from the operations of 42 Telecom Limited, as the acquisition of Telvantis Voice Services, Inc. was completed on December 31, 2025 and accordingly no Telvantis revenues are included in the consolidated results for the year then ended.

As of December 31, 2025, two customers each individually accounted for more than 10% of the Company’s net accounts receivable. Customer C and Customer D accounted for approximately 19.6% and 19.32% of net accounts receivable, respectively. Customer D is a related party of the Company. Accounts receivable as of December 31, 2025 include balances of Telvantis Voice Services, Inc., as the acquisition was completed on December 31, 2025 and Telvantis balances are included in the consolidated balance sheet as of that date. The loss of any one of these customers could have a material adverse effect on the Company’s results of operations, cash flows, and financial condition.

The Company’s cost of revenues is similarly concentrated among a limited number of voice termination suppliers. Supplier A accounted for approximately 36.0% of consolidated cost of revenues, and Supplier B, a related party of the Company, accounted for approximately 39.1% of consolidated cost of revenues, for the year ended December 31, 2025. Customer A and Customer B are the same entities as Supplier A and Supplier B, respectively. Cost of revenues for the year ended December 31, 2025 are derived solely from the operations of 42 Telecom Limited, consistent with the revenue disclosure above.

As of December 31, 2025, three suppliers each individually accounted for more than 10% of the Company’s accounts payable. Supplier C accounted for approximately 16.0%, Supplier A accounted for approximately 10.4%, and Supplier B, a related party of the Company, accounted for approximately 11.4% of accounts payable, respectively. Accounts payable as of December 31, 2025 include balances of Telvantis Voice Services, Inc. for the same reason described above. The loss of any one of these suppliers could have a material adverse effect on the Company’s results of operations and financial condition.

Accounts Receivable, net and Accounts Receivable, Related Party

Accounts Receivable, net and Accounts Receivable, Related Party

The Company’s accounts receivable consist primarily of amounts due from customers for telecommunications and messaging services provided by 42 Telecom and Telvantis. Receivables are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for credit losses based on management’s periodic assessment of factors including customer payment history, creditworthiness, aging of receivable balances, current economic conditions, and historical collection experience. Receivables determined to be uncollectible are written off against the allowance when collection efforts have been exhausted. In accordance with ASC 326, Financial Instruments — Credit Losses, the allowance for credit losses represents management’s estimate of expected losses based on historical experience, current conditions, and reasonable and supportable forecasts over the contractual life of accounts receivable. As of June 30, 2026 and December 31, 2025, the allowance for credit losses was $2,925 and $2,469, respectively.

Accounts receivable, related party, represents amounts due from Mexedia SpA and Mexedia DAC arising from telecommunications and messaging services provided by 42 Telecom and Telvantis under bilateral service agreements. These receivables are recorded at the invoiced amount on the same basis as third-party accounts receivable and are subject to the same credit loss assessment methodology described above.

Accounts Receivable, net and Accounts Receivable, related party

The Company’s accounts receivable consist primarily of amounts due from customers for telecommunications and messaging services provided by 42 Telecom. Receivables are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for credit losses based on management’s periodic assessment of factors including customer payment history, creditworthiness, aging of receivable balances, current economic conditions, and historical collection experience. Receivables determined to be uncollectible are written off against the allowance when collection efforts have been exhausted. As of December 31, 2025 and 2024, the allowance for credit losses was $2,469,251 and $0, respectively.

Accounts receivable, related party, represents amounts due from Mexedia and Mexedia SpA, a related party of the Company, arising from telecommunications and messaging services provided by 42 Telecom under bilateral messaging service agreements. These receivables are recorded at the invoiced amount on the same basis as third-party accounts receivable and are subject to the same credit loss assessment methodology described above.

Receivables Financing Arrangements

Receivables Financing Arrangements

The Company, through 42 Telecom and Telvantis, maintains participation arrangements with Fasanara Securitisation S.A. (“Fasanara”), a third-party financing provider, under which funding is advanced against a specified percentage of eligible trade receivables. The Company retains responsibility for customer billing, collection, and servicing under these arrangements and maintains direct customer relationships. Management evaluated the substance of these arrangements under ASC 860, Transfers and Servicing, and concluded that they do not qualify for sale accounting, as the Company retains continuing involvement with the receivables and the receivables are not fully isolated from the Company and its creditors. Accordingly, the arrangements are accounted for as receivables financing. The underlying receivables remain recognized on the condensed consolidated balance sheets until collected, and the associated financing obligations are classified within short-term borrowings. Interest and fees incurred under these arrangements are recognized as interest expense in the unaudited condensed consolidated statements of operations and comprehensive loss.

Receivables Financing Arrangements

The Company, through 42 Telecom and Telvantis, maintains participation arrangements with a third-party financing provider under which funding is advanced against a specified percentage of eligible trade receivables. The Company retains responsibility for customer billing, collection, and servicing under these arrangements and maintains direct customer relationships. Management evaluated the substance of these arrangements under ASC 860, Transfers and Servicing, and concluded that they do not qualify for sale accounting, as the Company retains continuing involvement with the receivables and the receivables are not fully isolated from the Company and its creditors. Accordingly, the arrangements are accounted for as receivables financing. The underlying receivables remain recognized on the consolidated balance sheets until collected, and the associated financing obligations are classified within short-term borrowings. Interest and fees incurred under these arrangements are recognized as interest expense in the consolidated statements of operations and comprehensive income (loss).

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily consist of advance payments for services and operational costs to be consumed within one year, prepaid taxes, and deposits related to the Company’s telecommunications and technology operations. Prepaid consulting and marketing services representing common stock issued for future services are recorded at the fair value of the shares on the date of issuance and recognized ratably as expense over the contractual service period. As of June 30, 2026 and December 31, 2025, prepaid expenses and other current assets totaled $3,071 and $5,273, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily consist of advance payments for services and operational costs to be consumed within one-year, prepaid taxes and deposits related to the Company’s telecommunications and technology operations. Prepaid services representing common stock issued for future services are recorded at the fair value of the shares on the date of issuance and recognized ratably as expense over the contractual service period. As of December 31, 2025 and 2024, prepaid expenses and other current assets totaled $5,272,803 and $6,500, respectively. The increase is primarily attributable to the consolidation of 42 Telecom and Telvantis following their respective acquisitions.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment, net (“PP&E”) is stated at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is computed using the straight-line method over the assets’ estimated useful lives as follows:

●	Office Equipment and tools –3-5 years
●	Computers –3-5 years
●	Furniture and Fittings –8-10 years
●	Leasehold improvements – Shorter of the estimate useful life or remaining lease term

Major renewals and improvements are capitalized. Replacements, maintenance, and repairs that do not significantly improve or extend the useful life of the assets are expensed as incurred.

Upon disposal or retirement of an asset, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the unaudited condensed consolidated statements of operations in the period of disposal.

The Company reviews PP&E for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment losses were identified during the three and six months ended June 30, 2026 and 2025.

Property, Plant and Equipment, Net

Property, plant and equipment, net (“PP&E”) is stated at cost less accumulated depreciation and amortization and any accumulated impairment losses. Depreciation is computed using the straight-line method over the assets’ estimated useful lives. The estimated useful lives of PP&E are as follows:

Office Equipment and tools –3-5 years

Computers –3-5 years

Furniture and Fittings –8-10 years

Leasehold improvements – Shorter of the estimate useful life or remaining lease term

Major renewals and improvements are capitalized. Replacements, maintenance, and repairs, which do not significantly improve or extend the useful life of the assets, are expensed as incurred.

Upon the disposal or retirement of an asset, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the consolidated statement of operations in the period of disposal.

The Company reviews PP&E for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment losses were identified for the years ended December 31, 2025 and 2024.

Intangible Assets, net

Intangible Assets, net

The Company’s intangible assets primarily consist of (i) identifiable intangible assets acquired in connection with the acquisitions of 42 Telecom and Telvantis, including developed technology, customer relationships, and trade names, and (ii) intellectual property assets acquired pursuant to an Asset Purchase Agreement dated October 15, 2025, consisting of a portfolio of patentable innovations and proprietary technologies including artificial intelligence operating systems, FPGA-based technologies, and cybersecurity technologies. All intangible assets are carried net of accumulated amortization and any accumulated impairment losses.

Intangible Assets Acquired in Business Combinations

Identifiable intangible assets acquired in the 42 Telecom and Telvantis business combinations were valued as of the respective acquisition dates in accordance with ASC 805, Business Combinations. These assets are amortized on a straight-line basis over their estimated useful lives as follows:

●	Developed technology — 42 Telecom —5 years
●	Customer relationships — 42 Telecom —7 years
●	Trade name — 42 Telecom —3 years
●	Customer relationships — Telvantis —8 years
●	Trade name — Telvantis —4 years

The useful lives assigned to each asset class reflect entity-specific factors assessed as of the respective acquisition dates, including customer attrition rates, contract durations, and brand recognition, which differ between the two acquired businesses.

Intellectual Property Asset Acquisition

On October 15, 2025, the Company acquired a portfolio of intellectual property assets pursuant to an Asset Purchase Agreement. The acquired assets consist of patentable innovations and proprietary technologies, including artificial intelligence operating systems, FPGA-based technologies, and cybersecurity technologies. The transaction was accounted for as an asset acquisition under ASC 805-50, as no workforce, customers, operational processes, or revenue-generating activities were transferred. The total purchase consideration consisted of 9,000,000 shares of Spectral common stock measured at fair value based on the quoted market price of $2.19 per share on the acquisition date, resulting in total consideration of $19,710. In accordance with ASC 805-50, no goodwill was recognized; the entire consideration was allocated to the acquired intangible assets. The acquired intellectual property is amortized on a straight-line basis over an estimated useful life of five years from the acquisition date.

Capitalized Software Development

42 Telecom capitalizes certain costs incurred during the application development stage of internal-use software projects in accordance with ASC 350-40, Internal-Use Software. Capitalized costs include direct labor and related benefits for employees engaged in software development activities and qualifying third-party contractor fees. Costs incurred during the preliminary project and post-implementation stages, including training, maintenance, and data conversion, are expensed as incurred. Capitalized software costs are amortized on a straight-line basis over five years upon being placed into service. As of June 30, 2026 and December 31, 2025, capital work-in-progress related to software development totaled $182 and $439, respectively. As of June 30, 2026 and December 31, 2025, $325 and $294, respectively, internally developed software placed into services classified as Intangible assets, net in the consolidated balance sheet.

Intangible Assets, net

The Company’s intangible assets primarily consist of (i) identifiable intangible assets acquired in connection with the acquisitions of 42 Telecom and Telvantis, including developed technology, customer relationships, and trade names and (ii) intellectual property assets acquired pursuant to an Asset Purchase Agreement dated October 15, 2025, consisting of a portfolio of potentially patentable innovations and proprietary technologies including artificial intelligence operating systems, FPGA-based technologies, and cybersecurity technologies; All intangible assets are carried net of accumulated amortization and any accumulated impairment losses.

Intangible Assets Acquired in Business Combinations

Identifiable intangible assets acquired in the 42 Telecom and Telvantis business combinations were valued as of the respective acquisition dates in accordance with ASC 805, Business Combinations (“ASC 805”). These assets are amortized on a straight-line basis over their estimated useful lives as follows:

Developed technology – 42 Telecom –5 years

Customer relationship – 42 Telecom –7 years

Trade name – 42 Telecom –3 years

Customer relationship – Telvantis –8 years

Trade name – Telvantis –4 years

The useful lives assigned to each asset class reflect entity-specific factors assessed as of the respective acquisition dates, including customer attrition rates, contract durations, and brand recognition, which differ between the two acquired businesses.

Intellectual Property Asset Acquisition

On October 15, 2025, the Company acquired a portfolio of intellectual property assets pursuant to an Asset Purchase Agreement. The acquired assets consist of potentially patentable innovations and proprietary technologies, including artificial intelligence operating systems, FPGA-based technologies, and cybersecurity technologies. The transaction was evaluated under ASC 805 and determined not to constitute a business combination, as no workforce, customers, operational processes, or revenue-generating activities were transferred. Accordingly, the transaction was accounted for as an asset acquisition under ASC 805-50.

The total purchase consideration consisted of 9,000,000 shares of Spectral common stock, measured at fair value based on the quoted market price of $2.19 per share on the acquisition date, resulting in total consideration of $19,710,000. In accordance with ASC 805-50, no goodwill was recognized; the entire consideration was allocated to the acquired intangible assets. The acquired intellectual property is amortized on a straight-line basis over an estimated useful life of five years from the acquisition date.

Capitalized Software Development

42 Telecom capitalizes certain costs incurred during the application development stage of internal-use software projects in accordance with ASC 350-40, Internal-Use Software. Capitalized costs include direct labor and related benefits for employees engaged in software development activities and qualifying third-party contractor fees. Costs incurred during the preliminary project and post-implementation stages, including training, maintenance, and data conversion, are expensed as incurred. Capitalized software costs are amortized on a straight-line basis over five years upon being placed into service. Amortization of software used directly in service delivery is classified within cost of revenue. As of December 31, 2025, the Company had $439,264 software projects classified as capital work-in-progress and $294,157 internally developed software placed into services classified as Intangible assets, net in the consolidated balance sheet.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount to the sum of undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized equal to the excess of the carrying amount over the asset’s fair value, generally determined using estimated discounted future cash flows. No impairment indicators were identified during the three and six months ended June 30, 2026. The Company had no long-lived assets during the three and six months ended June 30, 2025.

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount to the sum of undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized equal to the excess of the carrying amount over the asset’s fair value, generally determined using estimated discounted future cash flows. No impairment indicators were identified for the years ended December 31, 2025 or 2024.

Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC 805. Under the acquisition method, the Company recognizes the identifiable assets acquired and liabilities assumed at their fair values as of the acquisition date. The excess of the consideration transferred over the net acquisition-date fair values of the assets acquired and liabilities assumed is recognized as goodwill.

Consideration transferred in a business combination may include cash, equity instruments, and contingent consideration. Equity instruments issued as consideration are measured at acquisition-date fair value, adjusted where appropriate to reflect transfer restrictions and other factors affecting marketability. Contingent consideration is recognized at acquisition-date fair value and classified as either a liability or equity based on the terms of the arrangement. Contingent consideration classified as a liability is remeasured to fair value at each reporting date, with changes recognized in the consolidated statements of operations and comprehensive loss.

During the measurement period, which may not exceed 12 months from the acquisition date, fair values of assets acquired and liabilities assumed may be adjusted with corresponding offsets to goodwill as additional information becomes available. After the measurement period closes, adjustments are recognized in the consolidated statements of operations and comprehensive loss. Acquisition-related costs are expensed as incurred.

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC 805. Under the acquisition method, the Company recognizes the identifiable assets acquired and liabilities assumed at their fair values as of the acquisition date. The excess of the consideration transferred over the net acquisition-date fair values of the assets acquired and liabilities assumed is recognized as goodwill.

Consideration transferred in a business combination may include cash, equity instruments, and contingent consideration. Equity instruments issued as consideration are measured at acquisition-date fair value, adjusted where appropriate to reflect transfer restrictions and other factors affecting marketability. Contingent consideration is recognized at acquisition-date fair value and classified as either a liability or equity based on the terms of the arrangement. Contingent consideration classified as a liability is remeasured to fair value at each reporting date, with changes recognized in the consolidated statements of operations and comprehensive loss.

During the measurement period, which may not exceed 12 months from the acquisition date, fair values of assets acquired and liabilities assumed may be adjusted with corresponding offsets to goodwill as additional information becomes available. After the measurement period closes, adjustments are recognized in the consolidated statements of operations and comprehensive loss. Acquisition-related costs are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the consideration transferred over the estimated fair value of the net identifiable assets acquired in a business combination. In accordance with ASC 350, Intangibles — Goodwill and Other, goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. Goodwill is tested at the reporting unit level.

The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors considered include macroeconomic conditions, industry and market trends, cost factors, discount rates, competitive dynamics, and the financial performance of the reporting unit. If the qualitative assessment indicates that impairment is more likely than not, a quantitative test is required. The Company may also elect to bypass the qualitative assessment and proceed directly to the quantitative test in any given period. Under the quantitative test, the estimated fair value of the reporting unit is compared to its carrying value including goodwill. If the carrying value exceeds the fair value, a goodwill impairment charge equal to the excess is recognized, not to exceed the total goodwill allocated to that reporting unit.

Goodwill recognized in connection with the acquisitions of 42 Telecom and Telvantis represents the residual consideration after allocation to identifiable net assets and is preliminary and subject to change upon completion of the respective purchase price allocations. No goodwill impairment indicators were identified during the three and six months ended June 30, 2026 and 2025.

Goodwill

Goodwill represents the excess of the consideration transferred over the estimated fair value of the net identifiable assets acquired in a business combination. In accordance with ASC 350, Intangibles — Goodwill and Other, goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. Goodwill is tested at the reporting unit level.

The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors considered include macroeconomic conditions, industry and market trends, cost factors, discount rates, competitive dynamics, and the financial performance of the reporting unit. If the qualitative assessment indicates that impairment is more likely than not, a quantitative test is required. The Company may also elect to bypass the qualitative assessment and proceed directly to the quantitative test in any given period. Under the quantitative test, the estimated fair value of the reporting unit is compared to its carrying value including goodwill. If the carrying value exceeds the fair value, a goodwill impairment charge equal to the excess is recognized, not to exceed the total goodwill allocated to that reporting unit.

Goodwill recognized in connection with the acquisitions of 42 Telecom and Telvantis represents the residual consideration after allocation to identifiable net assets and is preliminary and subject to change upon completion of the respective purchase price allocations. No goodwill impairment indicators were identified for the year ended December 31, 2025.

Contingent Consideration

Contingent Consideration

The Company records contingent consideration at its estimated acquisition-date fair value as part of the total consideration transferred in a business combination in accordance with ASC 805. Contingent consideration is classified as either a liability or equity based on the terms of the arrangement. Contingent consideration classified as a liability is remeasured to fair value at each reporting date, with changes recognized in the consolidated statements of operations and comprehensive income/(loss), until the arrangement is settled or expires. Upon settlement through the issuance of common stock, the liability is remeasured to fair value immediately prior to the settlement date, with the corresponding gain or loss recognized in earnings, and is then relieved with a corresponding increase to common stock and additional paid-in capital based on the fair value of the shares issued. The fair value of contingent consideration is estimated using a Monte Carlo simulation incorporating projected financial performance metrics, simulated share prices, equity volatility, and a discount for lack of marketability determined using a Black-Scholes put option model. Because the valuation relies on significant unobservable inputs, contingent consideration is classified as Level 3 within the fair value hierarchy.

Contingent Consideration

The Company records contingent consideration at its estimated acquisition-date fair value as part of the total consideration transferred in a business combination in accordance with ASC 805. Contingent consideration is classified as either a liability or equity based on the terms of the arrangement. Contingent consideration classified as a liability is remeasured to fair value at each reporting date, with changes recognized in the consolidated statements of operations and comprehensive loss. Upon settlement, the liability is relieved with a corresponding increase to common stock and additional paid-in capital. The fair value of contingent consideration is estimated using a Monte Carlo simulation incorporating projected financial performance metrics, simulated share prices, equity volatility, and a discount for lack of marketability determined using a Black-Scholes put option model. Because the valuation relies on significant unobservable inputs, contingent consideration is classified as Level 3 within the fair value hierarchy.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, using the five-step model: (i) identify the contract with a customer, (ii) identify the performance obligations, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when or as performance obligations are satisfied.

The Company generates revenue through the following streams:

Messaging and Voice Services — includes SMS aggregation, enterprise messaging, instant messaging (Viber), and VoIP-based international voice termination services. Revenue is recognized at a point in time when each message, call minute, or lookup is successfully processed and transmitted. Revenue is generated through the duration of telephone traffic between carrier customers calculated on a minute-by-minute basis for voice services, and on a per-message basis for messaging services. These services represented substantially all of the Company’s revenues for the three and six months ended June 30, 2026.

Platform Services — includes SS7 platform access, managed services, and tourism platform-as-a-service. Revenue from these services is recognized over time as customers receive and consume the benefits of continuous access or managed service delivery.

The Company generally acts as principal in its arrangements, as it controls the services before transfer to the customer, bears responsibility for fulfillment, and has discretion in pricing. Customer contracts are typically short-term in nature, invoiced based on actual usage or subscription terms, with no significant financing components.

In the international wholesale voice termination and messaging market, the same counterparty may act as both a customer and a supplier to the Company depending on destination-specific routing economics. In such arrangements, the Company evaluates each commercial relationship independently. Revenue from services provided to a counterparty in its capacity as a customer, and cost of revenue for services purchased from that counterparty in its capacity as a supplier, are each recognized on a gross basis. The receivable from the counterparty in its customer capacity and the payable to the counterparty in its supplier capacity represent separate contractual obligations and services arising under distinct bilateral agreements with independent pricing, invoicing, and settlement terms. The Company does not have a legally enforceable right to net-settle these trade balances. Accordingly, the conditions for offsetting under ASC 210-20-45 are not met, and gross accounts receivable and gross accounts payable with these reciprocal counterparties are presented separately on the consolidated balance sheets.

The Company generates revenue from the provision of international voice and messaging services to telecommunications carriers, aggregators and enterprise customers. The Company contracts directly with its customers, establishes the pricing charged to customers, and is responsible for providing the promised services. To fulfill its performance obligations, the Company may utilize third-party carriers and network providers. The Company separately negotiates pricing with such suppliers and bears the economic risk associated with the difference between the amounts billed to customers and the amounts paid to suppliers. Because the Company controls the promised services before transfer to the customer and is the principal in these arrangements, revenue is recognized on a gross basis and the related amounts paid to suppliers are recorded as cost of revenue.

The following table presents disaggregated revenue for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Voice Services, at a point in time	$313,904	$-	$638,403	$-
Messaging Services, at a point in time	4,348		8,321
Platform Leasing, over time	26	-	66	-
	$318,278	$-	$646,790	$-

For the three and six ended June 30, 2026, Telvantis and its subsidiaries contributed approximately 99% of consolidated revenues, with 42 Telecom and its subsidiaries contributing the remaining 1%. No revenue was recognized during the three and six months ended June 30, 2025, as the acquisitions of 42 Telecom and Telvantis had not yet closed as of that date.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, using the five-step model: (i) identify the contract with a customer, (ii) identify performance obligations, (iii) determine the transaction price, (iv) allocate the transaction price to performance obligations, and (v) recognize revenue when or as performance obligations are satisfied.

The Company generates revenue through the following streams, all of which were generated by 42 Telecom and its subsidiaries for the year ended December 31, 2025:

●	Messaging Services – includes SMS aggregation, enterprise messaging, and instant messaging (Viber). Revenue from these services is recognized at a point in time when each message or lookup is successfully processed and transmitted. Messaging services represented the substantial majority of the Company’s revenues.
●	Platform Services – includes SS7 platform access, managed services, staff leasing arrangement, and the tourism platform-as-a-service. Revenue from these services is recognized over time, as customers receive and consume the benefits of continuous access or managed service delivery.

The Company generally acts as principal in its arrangements, as it controls the services before transfer, bears responsibility for performance, and has discretion in pricing. Customer contracts are typically short-term in nature, invoiced monthly based on actual usage or subscription terms, with no significant financing components.

In the international wholesale voice termination and messaging market, the same counterparty may act as both a customer and a supplier to the Company depending on destination-specific routing economics. In such arrangements, the Company evaluates each commercial relationship independently. Revenue from services provided to a counterparty in its capacity as a customer, and cost of revenue for services purchased from that counterparty in its capacity as a supplier, are each recognized on a gross basis. The receivable from the counterparty in its customer capacity and the payable to the counterparty in its supplier capacity represent separate contractual obligations arising under distinct bilateral agreements with independent pricing, invoicing, and settlement terms. The Company does not have a legally enforceable right to net-settle these trade balances. Accordingly, the conditions for offsetting under ASC 210-20-45 are not met, and gross accounts receivable and gross accounts payable with these reciprocal counterparties are presented separately on the consolidated balance sheets.

The Company generates revenue from the provision of international voice and messaging services to telecommunications carriers, aggregators and enterprise customers. The Company contracts directly with its customers, establishes the pricing charged to customers, and is responsible for providing the promised services. To fulfill its performance obligations, the Company may utilize third-party carriers and network providers. The Company separately negotiates pricing with such suppliers and bears the economic risk associated with the difference between the amounts billed to customers and the amounts paid to suppliers. Because the Company controls the promised services before transfer to the customer and is the principal in these arrangements, revenue is recognized on a gross basis and the related amounts paid to suppliers are recorded as cost of revenue.

The following table presents the disaggregated revenue for the years ended December 31, 2025 and 2024:

	Year Ended
	December 31,
	2025	2024
Messaging Services, at a point in time	$21,609,822	$-
Platform Leasing, over time	230,046	-
	$21,839,868	$-

Contract Assets

Contract Assets

Contract assets represent amounts recognized as revenue for performance obligations satisfied under customer contracts where the Company’s right to payment is not yet unconditional, primarily consisting of accrued income on messaging and voice traffic where services were delivered at a point in time during the period but invoices are issued following month-end volume reconciliation with counterparties, at which point the balance reclassifies to accounts receivable. As of June 30, 2026 and December 31, 2025, contract assets were $932 and $6,474, respectively, of which $0 and $2,634 were with related parties.

Contract Assets

Contract assets represent amounts recognized as revenue for performance obligations satisfied under customer contracts where the Company’s right to payment is not yet unconditional, primarily consisting of accrued income on December 2025 messaging traffic where services were delivered point-in-time during the month but invoices are issued following month-end volume reconciliation with counterparties, at which point the balance reclassifies to accounts receivable. As of December 31, 2025 and 2024, contract assets were $6,474,163, of which $2,633,806 is with a related party and $0, respectively.

Contract Liabilities

Contract Liabilities

Contract liabilities represent amounts billed or collected from customers in advance of satisfying performance obligations under customer contracts. These balances are presented within current liabilities in the condensed consolidated balance sheets based on the expected timing of revenue recognition and are recognized as revenue when the related performance obligations are fulfilled. As of June 30, 2026 and December 31, 2025, contract liabilities were $352 and $335, respectively.

Contract Liabilities

Contract liabilities, historically referred to as deferred revenue, represent amounts billed or collected from customers in advance of satisfying performance obligations under customer contracts. These balances are presented within current liabilities in the consolidated balance sheets, based on the expected timing of revenue recognition. Contract liabilities are recognized as revenue when the related performance obligations are fulfilled. As of December 31, 2025 and 2024, contract liabilities were $335,309 and $0, respectively.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of direct expenses incurred in providing telecommunications and platform services and is recognized in the period in which the related revenues are earned. Cost of revenue includes accruals for third-party service providers, purchases of services from both local and non-EU vendors, and charges for telecommunication services inside and outside the EU, including data, voice, and connectivity costs. It includes wholesale carrier and traffic fees, consultancy and technical service costs directly tied to service delivery, commissions and referral fees related to customer acquisition or usage. It also includes network operations costs, co-location fees for server hosting, personnel costs associated with customer care. Additionally, platform or PaaS licensing fees and other directly attributable costs necessary to fulfill service obligations, such as internally generated software amortization used in service infrastructure, are included. These costs are recorded when incurred and matched to the related revenue in accordance with U.S. GAAP expense recognition principles.

Cost of Revenue

Cost of revenue consists of direct expenses incurred in providing telecommunication and platform services and is recognized in the period in which the related revenues are earned. Cost of revenue includes accruals for third-party service providers, purchases of services from both local and non-EU vendors, and charges for telecommunication services inside and outside the EU, including data, voice, and connectivity costs. It also includes wholesale carrier and traffic fees, consultancy and technical service costs directly tied to service delivery, commissions and referral fees related to customer acquisition or usage. Additionally, platform or PaaS licensing fees and other directly attributable costs necessary to fulfill service obligations, such as internally generated software amortization used in service infrastructure, are included. These costs are recorded when incurred and matched to the related revenue in accordance with U.S. GAAP expense recognition principles.

Selling, General and Administrative Expense

Selling, General and Administrative Expense

Selling, general and administrative expenses represent the routine costs of operating the Company. They primarily consist of rent and facilities, marketing and travel, professional and administrative services, insurance and compliance costs, finance and bank charges, and other general operating expenses.

Selling, General and Administrative Expense

Selling, general and administrative expenses represent the routine costs of operating the Company. They primarily consist of rent and facilities, marketing and travel, professional and administrative services, insurance and compliance costs, finance and bank charges, and other general operating expenses.

Depreciation and Amortization

Depreciation and Amortization

Depreciation and amortization expenses are related to the Company’s property and equipment and intangible assets.  Depreciation and amortization is recognized on a straight-line basis over the estimated useful life of the respective assets.

Depreciation and Amortization

Depreciation and amortization expenses are related to the Company’s property and equipment and intangible assets. Depreciation and amortization is recognized on a straight-line basis over the estimated useful life of the respective assets.

Wages and Benefits Expense

Wages and Benefits Expense

Wages and benefit expenses include gross wages and salaries, bonuses, performance-related pay, casual wages, training expenses, staff welfare and wellness costs, employer social insurance contributions, pensions, insurance costs, education, maternity contributions and other staff-related costs. These are recorded in accordance with the Company’s payroll policies and applicable labor, pension and social security regulations in each jurisdiction in which the Company operates.

Wages and Benefits Expense

Wages and benefit expenses include gross wages and salaries, bonuses, performance-related pay, casual wages, training expenses, staff welfare and wellness costs, employer social insurance contributions, pensions, insurance costs, education, maternity contributions and other staff-related costs. These are recorded in accordance with the Company’s payroll policies and applicable labor, pension and social security regulations in each jurisdiction in which the Company operates.

Employee Benefits

Employee Benefits

Pursuant to Malta regulations, contributions to pension schemes are voluntary. The Company provides pension contributions to team management members. Pension contributions are expensed as incurred. For the three and six months ended June 30, 2026, pension plan contributions totaled $2 and $4, respectively. For the three and six months ended June 30, 2025, pension plan contribution was $0.

Employee Benefits

Pursuant to Malta regulations, contributions to pension schemes are voluntary. The Company provides pension contributions to team management members. Pension contributions are expensed as incurred. For the years ended December 31, 2025 and 2024, pension plan contributions totaled $3,711 and $0, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation, which requires all share-based payments to employees, directors, and non-employees to be recognized in the consolidated financial statements based on their grant-date fair values. Compensation cost for awards with service conditions is recognized on a straight-line basis over the requisite service period. For equity instruments issued to non-employees in exchange for services, compensation cost is measured at the grant-date fair value of the equity instruments issued. The Company accounts for forfeitures as they occur; accordingly, compensation expense is recognized only for awards that ultimately vest.

The fair value of stock options is estimated using the Black-Scholes option pricing model, which requires management to make assumptions regarding expected term, stock price volatility, risk-free interest rate, and dividend yield. Changes in these assumptions can materially affect the estimated fair value of awards.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation, which requires all share-based payments to employees, directors, and non-employees to be recognized in the consolidated financial statements based on their grant-date fair values. Compensation cost for awards with service conditions is recognized on a straight-line basis over the requisite service period. For equity instruments issued to non-employees in exchange for services, compensation cost is measured at the grant-date fair value of the equity instruments issued. The Company accounts for forfeitures as they occur; accordingly, compensation expense is recognized only for awards that ultimately vest.

The fair value of stock options is estimated using the Black-Scholes option pricing model, which requires management to make assumptions regarding expected term, stock price volatility, risk-free interest rate, and dividend yield. Changes in these assumptions can materially affect the estimated fair value of awards.

Comprehensive Income (loss)

Comprehensive Income (loss)

Comprehensive income (loss) includes net income (loss) as well as other changes in stockholders’ equity resulting from transactions and economic events other than those with shareholders. For the Company, the only component of other comprehensive income (loss) for the three and six months ended June 30, 2026 and 2025 relates to foreign currency translation adjustments arising from the consolidation of 42 Telecom, whose functional currencies include the Euro, Swedish Krona, British Pound, which differ from or are translated into the Company’s reporting currency of U.S. dollars. These translation adjustments are recorded in other comprehensive income (loss) and accumulated in stockholders’ equity under accumulated other comprehensive loss. No other components of other comprehensive income (loss) were recognized during the three and six months ended June 30, 2026 and 2025.

Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss) as well as other changes in shareholders’ equity resulting from transactions and economic events other than those with shareholders. In addition to net income (loss), comprehensive income (loss) encompasses other comprehensive income (loss) items that are excluded from net income under U.S. GAAP. For the Company, the only component of other comprehensive income (loss) for the year ended December 31, 2025 relates to foreign currency translation adjustments arising from the consolidation of 42 Telecom, whose functional currencies (EUR, SEK, and GBP) differ from the Company’s reporting currency (USD). These translation adjustments are recorded in Other Comprehensive Income (Loss) and accumulated in stockholders’ equity (deficit) under Accumulated Other Comprehensive Income (Loss). No other components of other comprehensive income (loss) were recognized for the year ended December 31, 2025.

Foreign Currency Transactions

Foreign Currency Transactions

The Company’s reporting currency is the U.S. dollar. Each consolidated entity determines its functional currency based on the primary economic environment in which it operates. The functional currencies of the Company’s foreign subsidiaries are as follows:

●	42 Telecom Limited (Parent): Euro (EUR)
●	42 Telecom AB Ltd (Sweden): Swedish Krona (SEK)
●	42 Telecom UK Ltd: British Pound (GBP)
●	Arcus Technologies Ltd: Euro (EUR)

Telvantis Voice Services, Inc. and its U.S. subsidiaries, Phonetime, Inc. and Matchcom Telecommunications, Inc., have the U.S. dollar as their functional currency and accordingly do not give rise to translation adjustments.

For consolidation purposes, assets and liabilities of subsidiaries with functional currencies other than U.S. dollar are translated at exchange rates prevailing at the balance sheet date. Revenues and expenses are translated at average exchange rates for the reporting period. Equity accounts, other than retained earnings, are translated at historical exchange rates. The resulting translation adjustments are recorded in Other Comprehensive Income (Loss) and accumulated in stockholders’ equity under Accumulated Other Comprehensive Income (loss).

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rate on the transaction date. Monetary assets and liabilities denominated in foreign currencies are remeasured at period-end exchange rates, and non-monetary assets and liabilities are carried at historical exchange rates. Resulting foreign exchange gains and losses are recognized within other income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive loss.

The exchange rates used in the preparation of the unaudited condensed consolidated financial statements are as follows:

The relevant translation rate are as follows:

-	For the six months ended June 30, 2026, closing rate 1.14068 US$: EURO, 0.10283 US$: SEK, 1.32297 US$: GBP.
-	For the six months ended June 30, 2026, average rate 1.15731 US$: EURO, 0.10568 US$: SEK, 1.33423 US$: GBP.

For the three and six months ended June 30, 2026, the Company recorded foreign currency translation adjustments of $(8) and $(95), respectively, which are included in other comprehensive income (loss). No foreign currency translation adjustments were recorded during the three and six months ended June 30, 2025, as the acquisition of 42 Telecom had not yet closed as of that date.

Foreign Currency Transactions

The Company’s reporting currency is the U.S. dollar. Each consolidated entity determines its functional currency based on the primary economic environment in which it operates. The functional currencies of the Company’s foreign subsidiaries are as follows:

●	42 Telecom (Parent): Euro (EUR)
●	42 Telecom AB Ltd (Sweden): Swedish Krona (SEK)
●	42 Telecom UK Ltd: British Pound (GBP)
●	Arcus Technologies Ltd: Euro (EUR)

For consolidation purposes, assets and liabilities of subsidiaries with functional currencies other than U.S. dollar are translated at exchange rates prevailing at the balance sheet date. Revenues and expenses are translated at average exchange rates for the reporting period. Equity accounts, other than retained earnings, are translated at historical exchange rates. The resulting translation adjustments are recorded in Other Comprehensive Income (Loss) and accumulated in stockholders’ equity under Accumulated Other Comprehensive Income (loss).

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rate on the transaction date. Monetary assets and liabilities denominated in foreign currencies are remeasured at period-end exchange rates, and non-monetary assets and liabilities are carried at historical exchange rates. Resulting foreign exchange gains and losses are recognized within other income (expense), net in the consolidated statements of operations and comprehensive income (loss).

The exchange rates used in the preparation of the consolidated financial statements are as follows:

●	For the year ended December 31, 2025, closing rate 1.1763 US: 1 EURO, 0.1088US:1𝐸𝑈𝑅𝑂,0.1088𝑈𝑆: 1 SEK, and 1.3491 US: 1 GBP.
●	For the year ended December 31, 2025, average rate 1.1596 US: 1 EURO, 0.1055US::1𝐸𝑈𝑅𝑂,0.1055𝑈𝑆 1 SEK, 1.3361 US: 1 GBP.

For the years ended December 31, 2025 and 2024, the Company recorded foreign currency translation adjustments of $132,551 and $0, respectively, which are included in other comprehensive income (loss).

Leases

Leases

The Company accounts for leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the consolidated balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right of use asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.

In calculating the right of use asset and lease liability, the Company has elected not to combine lease and non-lease components. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.

Leases

The Company accounts for leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the consolidated balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right of use asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.

In calculating the right of use asset and lease liability, the Company has elected not to combine lease and non-lease components. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.

Earnings Per Share (EPS)

Earnings Per Share (EPS)

Basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares outstanding, adjusted for the dilutive effect of potentially dilutive securities using the treasury stock method. Potentially dilutive securities include stock options, warrants, convertible instruments, and contingently issuable shares. In periods of net loss, all potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive.

For the three months ended June 30, 2026, the Company had 3,846,875 stock options outstanding with a weighted-average exercise price of $0.62 per share, which were dilutive as the Company reported net income for the period. The dilutive effect was computed using the treasury stock method based on the average market price of the Company’s common stock of $2.37 per share during the three months ended June 30, 2026, resulting in 2,840,519 incremental dilutive shares. For the six months ended June 30, 2026, and for the three and six months ended June 30, 2025, all potentially dilutive securities, including 3,846,875 and 6,810,000 stock options outstanding, respectively, were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

Earnings Per Share (EPS)

Basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for the dilutive effect of potentially dilutive securities using the treasury stock method. Potentially dilutive securities include stock options, warrants, convertible instruments, and contingently issuable shares. In periods of net loss, all potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive.

For the year ended December 31, 2025, the Company had 3,646,875 stock options outstanding with a weighted-average exercise price of $0.43 per share, which were dilutive as the Company reported net income for the period. The dilutive effect was computed using the treasury stock method based on the weighted-average market price of the Company’s common stock of $2.31 per share during the year ended December 31, 2025. For the year ended December 31, 2024, all 3,646,875 stock options outstanding were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

Non-controlling Interests

Non-Controlling Interests

Noncontrolling interests represent the equity interests in consolidated subsidiaries that are not attributable to the Company. The Company consolidates Noot Holdings, Inc. and Monitr Holdings, Inc., in each of which the Company holds a 60% controlling interest, with the remaining 40% held by noncontrolling interest holders. Noncontrolling interests are presented as a separate component of stockholders’ equity in the consolidated balance sheets. Net income or loss attributable to noncontrolling interests is presented separately in the consolidated statements of operations and comprehensive loss.

Noot Holdings, Inc. and Monitr Holdings, Inc. had no operations during the three and six months ended June 30, 2026 and 2025, and accordingly no net income or loss was attributable to non-controlling interests during either period. The non-controlling interest balance remained $(222) as of both June 30, 2026 and December 31, 2025.

Non-Controlling Interests

Noncontrolling interests represent the equity interests in consolidated subsidiaries that are not attributable to the Company. The Company consolidates Noot Holdings, Inc. and Monitr Holdings, Inc., in each of which the Company holds a 60% controlling interest, with the remaining 40% held by noncontrolling interest holders. Noncontrolling interests are presented as a separate component of stockholders’ equity in the consolidated balance sheets. Net income or loss attributable to noncontrolling interests is presented separately in the consolidated statements of operations and comprehensive loss. The following table sets forth the changes in non-controlling interest for the year ended December 31, 2025 and 2024:

Non-Controlling Interests
Balance at December 31, 2024	$(221,886)
Net loss attributable to non-controlling interest	-
Balance at December 31, 2025	$(221,886)

Balance at December 31, 2023	$(221,886)
Net loss attributable to non-controlling interest	-
Balance at December 31, 2024	$(221,886)

Noot Holdings, Inc. and Monitr Holdings, Inc. had no operations during the years ended December 31, 2025 and 2024, and accordingly no net income or loss was attributable to noncontrolling interests during either year.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes, using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities, as well as for net operating loss and tax credit carryforwards, and are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to reverse. A valuation allowance is recorded against deferred tax assets to the extent it is more likely than not that some or all of the deferred tax assets will not be realized.

For interim reporting purposes, the Company estimates its annual effective tax rate and applies that rate to year-to-date pre-tax income or loss in accordance with ASC 740-270, Interim Reporting — Income Taxes. The Company operates across multiple tax jurisdictions, including the United States, Malta, Sweden, and the United Kingdom, and the calculation of the tax provision involves significant judgment in the application of complex tax regulations across these jurisdictions.

The Company recognizes uncertain tax positions only when it is more likely than not that the position will be sustained upon examination, with the tax benefit measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Interest and penalties related to uncertain tax positions are recognized within the income tax provision.

Income Tax

The Company accounts for income taxes in accordance with ASC 740, Income Taxes, using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities, as well as for net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of operations and comprehensive loss in the period in which the change is enacted.

The Company records a valuation allowance against deferred tax assets to the extent it is more likely than not that some or all of the deferred tax assets will not be realized, based on all available positive and negative evidence, including historical operating results, projected future taxable income, and the expected timing of reversals of existing temporary differences.

The Company recognizes and measures uncertain tax positions using a two-step process in accordance with ASC 740-10. In the first step, the Company evaluates whether a tax position is more likely than not to be sustained upon examination by the relevant taxing authority. In the second step, for positions that meet the recognition threshold, the Company measures the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions within the income tax provision in the consolidated statements of operations and comprehensive loss.

The Company operates across multiple tax jurisdictions, including the United States, Malta, Sweden, and the United Kingdom. The calculation of the Company’s tax provision involves significant judgment in the application of complex tax regulations across these jurisdictions. The Company’s income tax returns are subject to examination by the Internal Revenue Service and other domestic and foreign tax authorities.

Research and Development

Research and Development

The Company’s research and development activities are primarily focused on the design, testing, and enhancement of proprietary artificial intelligence, quantum computing, and communications technologies, as well as on software platform development initiatives. Research and development expenses include personnel costs, contractor and consulting fees, materials and supplies, and other direct expenditures incurred in the development of new technologies, products, and enhancements to existing systems. Expenditures for research activities and costs associated with the preliminary project stage of software development are expensed as incurred in accordance with ASC 730, Research and Development.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted Standards

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures: In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public business entities to disclose, on an annual basis, a rate reconciliation presented in both dollar amounts and percentages, with specific categories and further disaggregation of those categories based on a quantitative threshold equal to 5% or more of the amount determined by multiplying pre-tax income (loss) by the applicable statutory rate. The ASU also requires disclosure of income taxes paid disaggregated by federal, state, and foreign jurisdictions. The Company adopted ASU 2023-09 effective January 1, 2025 on a prospective basis. The adoption had a financial statement disclosure impact only and did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Standards Not Yet Adopted

ASU 2024-03 — Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The ASU requires public business entities to disclose specified information about certain costs and expenses included in expense line items presented on the face of the income statement. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2024-03 on its consolidated financial statements and related disclosures.

ASU 2025-05 — Measurement of Credit Losses for Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient permitting entities to assume that conditions at the balance sheet date remain unchanged over the life of current accounts receivable and current contract assets when estimating expected credit losses. The guidance is effective for annual and interim reporting periods beginning after December 15, 2025, with early adoption permitted. The Company does not expect ASU 2025-05 to have a material impact on its consolidated financial statements.

ASU 2025-06 — Targeted Improvements to the Accounting for Internal-Use Software: In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU requires entities to begin capitalizing software development costs when management has authorized and committed to funding the project and it is probable the project will be completed and the software will be used to perform its intended function. The amendments are effective for annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2025-06 and will assess the impact upon adoption.